Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2014 and 2013 is as follows:

(in thousands)	2014	2013

Commercial, financial, and agricultural	$154,834	$141,845
Real estate construction - residential	18,103	21,008
Real estate construction - commercial	48,822	55,076
Real estate mortgage - residential	247,117	225,630
Real estate mortgage - commercial	372,321	375,686
Installment and other consumer	20,016	20,302

Total loans	$861,213	$839,547

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2014, loans with a carrying value of $411.8 million, or $405.5 million fair value, were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:

(in thousands)
Balance at December 31, 2013	$4,837
New loans	478
Amounts collected	(375)

Balance at December 31, 2014	$4,940

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2014, 2013, and 2012:

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
Balance at December 31, 2011	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809
Additions:
Provision for loan losses	1,732	(523)	126	955	6,318	293	(1)	8,900
Deductions:
Loans charged off	1,760	0	0	977	5,466	586	0	8,789
Less recoveries on loans	(161)	(67)	(23)	(158)	(248)	(265)	0	(922)
Net loans charged off	1,599	(67)	(23)	819	5,218	321	0	7,867
Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Additions:
Provision for loan losses	371	(592)	326	(226)	(107)	195	33	0
Deductions:
Loans charged off	1,285	349	491	408	2,890	405	0	5,828
Less recoveries on loans	(319)	(181)	0	(202)	(320)	(186)	0	(1,208)
Net loans charged off	966	168	491	206	2,570	219	0	4,620
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

The following table provides the balance in the allowance for loan losses at December 31, 2014 and 2013, and the related loan balance by impairment methodology.

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
December 31, 2014
Allowance for loan losses:
Individually evaluated for impairment	$134	$0	$0	$1,343	$246	$26	$0	$1,749
Collectively evaluated for impairment	1,645	171	466	1,184	3,600	244	40	7,350
Total	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Loans outstanding:
Individually evaluated for impairment	$7,541	$1,750	$2,096	$7,878	$16,464	$234	$0	$35,963
Collectively evaluated for impairment	147,293	16,353	46,726	239,239	355,857	19,782	0	825,250
Total	$154,834	$18,103	$48,822	$247,117	$372,321	$20,016	$0	$861,213

December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$721	$392	$304	$1,374	$1,989	$16	$0	$4,796
Collectively evaluated for impairment	1,653	539	327	1,585	4,534	278	7	8,923
Total	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Loans outstanding:
Individually evaluated for impairment	$4,015	$2,204	$6,615	$6,517	$15,422	$43	$0	$34,816
Collectively evaluated for impairment	137,830	18,804	48,461	219,113	360,264	20,259	0	804,731
Total	$141,845	$21,008	$55,076	$225,630	$375,686	$20,302	$0	$839,547

Impaired loans

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans totaled $36.0 million and $35.1 million at December 31, 2014 and 2013, respectively, and are comprised of loans on non-accrual status and loans, which have been classified as troubled debt restructurings. Total impaired loans of $36.0 million at December 31, 2014 were individually evaluated for impairment compared to $35.1 million at December 31, 2013. The $35.1 million of total impaired loans individually evaluated for impairment as December 31, 2013, includes $34.8 million of impaired loans individually evaluated for impairment and $259,000 of non-accrual consumer loans that were collectively evaluated for impairment. Beginning in 2014, consumer non-accrual loans were included in the individually evaluated impairment calculations.

The net carrying value of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2014 and 2013, $15.6 million and $21.8 million, respectively, of impaired loans were evaluated based on the fair value less estimated selling costs of the loan’s collateral. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2014, $1.7 million of the Company’s allowance for loan losses was allocated to impaired loans totaling $36.0 million compared to $4.8 million of the Company's allowance for loan losses allocated to impaired loans totaling approximately $35.1 million at December 31, 2013. Management determined that $28.5 million, or 79%, of total impaired loans required no reserve allocation at December 31, 2014 compared to $18.8 million, or 54%, at December 31, 2013 primarily due to adequate collateral values, acceptable payment history and adequate cash flow ability.

The categories of impaired loans at December 31, 2014 and 2013 are as follows:

(in thousands)	2014	2013
Non-accrual loans	$18,243	$23,680
Troubled debt restructurings continuing to accrue interest	17,720	11,395
Total impaired loans	$35,963	$35,075

The following tables provide additional information about impaired loans at December 31, 2014 and 2013, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2014
With no related allowance recorded:
Commercial, financial and agricultural	$6,021	$6,232	$0
Real estate - construction residential	1,750	2,259	0
Real estate - construction commercial	2,096	2,319	0
Real estate - residential	3,213	3,270	0
Real estate - commercial	15,409	18,950	0
Consumer	36	36	0
Total	$28,525	$33,066	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,520	$1,528	$134
Real estate - construction residential	0	0	0
Real estate - construction commercial	0	0	0
Real estate - residential	4,665	3,546	1,343
Real estate - commercial	1,055	1,171	246
Consumer	198	237	26
Total	$7,438	$6,482	$1,749
Total impaired loans	$35,963	$39,548	$1,749

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2013
With no related allowance recorded:
Commercial, financial and agricultural	$2,467	$2,593	$0
Real estate - construction residential	44	80	0
Real estate - construction commercial	6,101	7,148	0
Real estate - residential	2,121	2,654	0
Real estate - commercial	7,817	8,056	0
Consumer	259	282	0
Total	$18,809	$20,813	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,548	$1,607	$721
Real estate - construction residential	2,160	2,331	392
Real estate - construction commercial	514	514	304
Real estate - residential	4,396	4,570	1,374
Real estate - commercial	7,605	7,925	1,989
Consumer	43	45	16
Total	$16,266	$16,992	$4,796
Total impaired loans	$35,075	$37,805	$4,796

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2014 and 2013:

	2014		2013
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$3,141	$94	$2,693	$108
Real estate - construction residential	610	2	80	0
Real estate - construction commercial	5,950	0	7,437	6
Real estate - residential	3,517	46	2,612	51
Real estate - commercial	13,703	400	8,461	170
Consumer	11	0	290	3
Total	$26,932	$542	$21,573	$338
With an allowance recorded:
Commercial, financial and agricultural	$1,773	$19	$1,677	$29
Real estate - construction residential	1,697	0	2,409	0
Real estate - construction commercial	42	0	514	0
Real estate - residential	5,118	129	4,596	24
Real estate - commercial	3,810	11	8,157	113
Consumer	312	0	45	0
Total	$12,752	$159	$17,398	$166
Total impaired loans	$39,684	$701	$38,971	$504

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $542,000 and $338,000, for the years ended December 31, 2014 and 2013, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported. Contractual interest lost on loans in non-accrual status was $1.1 million and $1.2 million, for the years ended December 31, 2014 and 2013, respectively.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due.

The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2014 and 2013.

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total

December 31, 2014
Commercial, Financial, and Agricultural	$149,366	$189	$0	$5,279	$154,834
Real Estate Construction - Residential	16,352	0	0	1,751	18,103
Real Estate Construction - Commercial	46,670	0	56	2,096	48,822
Real Estate Mortgage - Residential	239,469	3,229	0	4,419	247,117
Real Estate Mortgage - Commercial	366,653	1,203	0	4,465	372,321
Installment and Other Consumer	19,551	230	2	233	20,016
Total	$838,061	$4,851	$58	$18,243	$861,213

December 31, 2013
Commercial, Financial, and Agricultural	$139,219	$942	$0	$1,684	$141,845
Real Estate Construction - Residential	18,738	66	0	2,204	21,008
Real Estate Construction - Commercial	48,230	595	0	6,251	55,076
Real Estate Mortgage - Residential	217,268	4,068	129	4,165	225,630
Real Estate Mortgage - Commercial	365,787	725	100	9,074	375,686
Installment and Other Consumer	19,695	291	14	302	20,302
Total	$808,937	$6,687	$243	$23,680	$839,547

Credit Quality

The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Loans are placed on watch status when one or more weaknesses that may result in the deterioration of the repayment exits or the Company’s credit position at some future date. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

The following table presents the risk categories by class at December 31, 2014 and 2013.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2014
Watch	$13,651	$1,103	$4,757	$27,172	$18,191	$199	$65,073
Substandard	3,188	90	1,211	6,583	16,101	139	27,312
Non-accrual	5,279	1,751	2,096	4,419	4,465	233	18,243
Total	$22,118	$2,944	$8,064	$38,174	$38,757	$571	$110,628

At December 31, 2013
Watch	$15,016	$2,007	$6,111	$26,331	$23,662	$388	$73,515
Substandard	7,553	92	1,403	8,579	14,510	281	32,418
Non-accrual	1,684	2,204	6,251	4,165	9,074	302	23,680
Total	$24,253	$4,303	$13,765	$39,075	$47,246	$971	$129,613

Troubled Debt Restructurings

At December 31, 2014, loans classified as troubled debt restructurings (TDRs) totaled $19.3 million, of which $1.6 million were on non-accrual status and $17.7 million were on accrual status. At December 31, 2013, loans classified as troubled debt restructurings (TDRs) totaled $21.5 million, of which $10.1 million were on non-accrual status and $11.4 million were on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1.0 million and $2.2 million related to TDRs were allocated to the allowance for loan losses at December 31, 2014 and 2013, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2014 and 2013.

	2014			2013
	Recorded Investment (1)			Recorded Investment (1)

(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	3	$244	$208	0	$0	$0
Real estate mortgage - residential	1	1,256	1,170	3	2,156	1,992
Real estate mortgage - commercial	0	0	0	1	1,282	1,282
Total	4	$1,500	$1,378	4	$3,438	$3,274

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or the collateral for the loan is foreclosed and sold. The Company considers a loan in TDR status in default when the borrower’s payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loan’s maturity date. Four loans were modified in each of the years ending December 31, 2014 and 2013 meeting the TDR criteria. There were two loans modified as a TDR that defaulted during the year December 31, 2014, and within twelve months of their modification date compared to no loans during the year ended December 31, 2013.